Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 25, 2017
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	$ 39,591	$ 39,501
Gross fixed assets write down	24,524	27,895
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	800	700
Property and plant under capital lease arrangement, net book value	700	400
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and plant under capital lease arrangement, cost	24,082	23,324
Gross fixed assets write down	$ 7,500	$ 7,900